Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 2,102,054	$ 1,956,222	$ 1,940,182
Expenses
Selling, general and administrative	74,108	997,159	1,200,766
Bad debt (recovery)	32,386	(85,491)	(293,379)
Direct costs	329,409	212,307	271,020
Development costs	266,462	196,605	481,992
Share-based payments	23,144	93,865	162,489
Depreciation – right-of-use asset	17,346	83,381
Depreciation – property and equipment	13,846	18,208	18,369
Total Expenses	756,701	1,516,034	1,841,257
Income /(Loss) from Operations	1,345,353	440,188	98,925
Net Finance Charges
Interest expense	7,331	83,750	51,898
Foreign exchange (gain) loss	34,200	10,584	(38,351)
Profit / (Loss) Before Income Tax	1,303,822	345,854	85,378
Income tax expense	193,443	183,288	189,534
Net Profit / (Loss) for the Year	1,110,379	162,566	(104,156)
Other Comprehensive Income
Items that may be subsequently transferred to net profit (loss). Exchange gain (loss) on translating foreign operations	(32,770)	(48,749)	32,202
Total Comprehensive Income (Loss)	$ 1,077,609	$ 113,817	$ (71,954)
Earnings (Loss) per Share
Basic (in CAD per share)	$ 0.03	$ 0	$ 0
Diluted (in CAD per share)	$ 0.03	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,192	35,529,192	35,529,192
Diluted (in shares)	39,485,448	39,134,192	35,529,192